BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Loss attributable to Eltek Ltd shareholders	$ (2,607)	$ (3,775)	$ (3,624)
Denominator:
Denominator for basic loss per share weighted-average number of shares outstanding	2,028,552	2,028,552	2,028,552
Effect of diluting securities:
Employee stock options
Denominator for diluted loss per share - adjusted weighted average shares and assumed exercises	2,028,552	2,028,552	2,028,552